UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13 F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):               [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                                Clarium Capital Management LLC
Address:                             1 Letterman Drive, Building C, Suite 400
                                     San Francisco, CA 94129


Form 13F File Number: 28-11772

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:                                 Peter Thiel
Title:                                President
Phone:                                (415) 248-5140

Signature, Place, and Date of Signing:

      /s/ Peter Thiel           February 13, 2008        New York, New York
   ----------------------      -------------------    -------------------------
        [Signature]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


       Form 13F File Number               Name

       28-11772                           Clarium Capital Management LLC


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





                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                  0

Form 13F Information Table Entry Total:                            20

Form 13F Information Table Value Total:                       494,182
                                                          (thousands)


List of Other Included Managers:                          NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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                           FORM 13F INFORMATION TABLE
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

        COLUMN 1               COLUMN 2          COLUMN 3      COLUMN 4                 COLUMN 5
--------------------------------------------------------------------------------------------------------------------
                                                                 VALUE        SHRS OF                  PUT/
     NAME OF ISSUER         TITLE OF CLASS        CUSIP        (x$1000)       PRN AMT      SH/PRN      CALL
--------------------------------------------------------------------------------------------------------------------

ALTRIA GROUP INC             COM               02209S103        101,329      1,340,679        SH
AMBAC FINL GROUP INC         COM               023139108            515         20,000        SH       PUT
(Strike @ $15.00)
ARCH COAL INC                COM               039380100        106,473      2,369,749        SH
ARCHER DANIELS MIDLAND CO    COM               039483102            258          5,555        SH
CONTANGO OIL & GAS COMPANY   COM NEW           21075N204          1,018         20,000        SH
DOLLAR TREE STORES INC       COM               256747106            819         31,590        SH
E M C CORP MASS              COM               268648102         76,379      4,121,935        SH
FAMILY DLR STORES INC        COM               307000109            989         51,414        SH
HEINZ H J CO                 COM               423074103         61,212      1,311,306        SH
ISHARES INC                  MSCI TAIWAN       464286731          5,291        352,019        SH
LOCKHEED MARTIN CORP         COM               539830109            351          3,337        SH
MICRON TECHNOLOGY INC        COM               595112103         16,394      2,261,296        SH
MONSANTO CO NEW              COM               61166W101        118,358      1,059,698        SH
MGIC INVT CORP WISC          COM               552848103            673         30,000        SH       PUT
(strike @ $12.50)
NEXEN INC                    COM               65334H102            826         25,609        SH
OILSANDS QUEST INC           COM               678046103            416        101,871        SH
PEMCO AVIATION  INC          COM               706444106          1,171        413,760        SH
PLAYBOY ENTERPRISES          CL B              728117300            490         53,693        SH
UNITED TECHNOLOGIES CORP     COM               913017109            306          3,995        SH
US AIRWAYS GROUP INC         COM               90341W108            914         62,110        SH







        COLUMN 1                  COLUMN 6          COLUMN 7                 COLUMN 8
-------------------------------------------------------------------------------------------------------------------
                                 INVESTMENT         OTHER              VOTING AUTHORITY
    NAME OF ISSUER               DISCRETION         MANAGERS         SOLE    SHARED    NONE
-------------------------------------------------------------------------------------------------------------------

ALTRIA GROUP INC                     SOLE                       1,303,103        0   37,576
AMBAC FINL GROUP INC                 SOLE                          20,000        0        0
(Strike @ $15.00)
ARCH COAL INC                        SOLE                       2,303,331        0   66,418
ARCHER DANIELS MIDLAND CO            SOLE                           3,155        0    2,400
CONTANGO OIL & GAS COMPANY           SOLE                          20,000        0        0
DOLLAR TREE STORES INC               SOLE                          31,590        0        0
E M C CORP MASS                      SOLE                       4,013,040        0  108,895
FAMILY DLR STORES INC                SOLE                          51,414        0        0
HEINZ H J CO                         SOLE                       1,277,002        0   34,304
ISHARES INC                          SOLE                         352,019        0        0
LOCKHEED MARTIN CORP                 SOLE                           2,037        0    1,300
MICRON TECHNOLOGY INC                SOLE                       2,197,917        0   63,379
MONSANTO CO NEW                      SOLE                       1,029,997        0   29,701
MGIC INVT CORP WISC                  SOLE                          30,000        0        0
(strike @ $12.50)
NEXEN INC                            SOLE                          25,609        0        0
OILSANDS QUEST INC                   SOLE                         101,871        0        0
PEMCO AVIATION  INC                  SOLE                         413,760        0        0
PLAYBOY ENTERPRISES                  SOLE                          53,693        0        0
UNITED TECHNOLOGIES CORP             SOLE                           2,295        0    1,700
US AIRWAYS GROUP INC                 SOLE                          62,110        0        0



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